Other operating expenses	9 Months Ended
Mar. 31, 2024
Other operating expenses [Abstract]
Other operating expenses
Note 4. Other operating expenses

	Three months ended 31 Mar 2024	Three months ended 31 Mar 2023	Nine months ended 31 Mar 2024	Nine months ended 31 Mar 2023
	$'000	$'000	$'000	$'000
Insurance	1,736	1,160	4,835	4,552
Sponsorship and marketing	748	66	1,442	176
Charitable donations	4	9	237	158
Filing fees	21	19	57	58
ERS fees	24	-	56	-
Site identification costs	-	-	-	15
Non-refundable sales tax (See Note 12)	1,351	402	4,317	1,429
Non-refundable provincial sales tax	340	70	963	70
Other expenses	313	240	1,105	774
Legal expenses	-	-	1,797	-

Total other operating expenses	4,537	1,966	14,809	7,232